Financial Instruments - Summary of Sensitivity Analysis of Interest Rate Risks (Detail) - Interest Rate Risk - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S.$ rate	10000.00%	10000.00%	10000.00%
Effect on (profit) or loss	$ (160)	$ (102)	$ (44)